Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
U.S. Federal, Current Income Tax Expense (Benefit)	$ 0	$ 0	$ 726
U.S. Federal, Deferred Income Tax Expense (Benefit)	0	0	(726)
U.S. Federal, Net Income Tax Expense (Benefit)	0	0	0
State, Current Income Tax Expense (Benefit)	(19,898)	18,041	(5,805)
State, Deferred Income Tax Expense (Benefit)	0	0	0
State, Net Income Tax Expense (Benefit)	(19,898)	18,041	(5,805)
Total, Current Income Tax Expense (Benefit)	(19,898)	18,041	(5,079)
Total, Deferred Income Tax Expense (Benefit)	0	0	(726)
Total, Net Income Tax Expense (Benefit)	$ (19,898)	$ 18,041	$ (5,805)